                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-8920


                           Clarion Value Fund, Inc.
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Value Fund, Inc.
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2007


Date of reporting period: October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Shareholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

CLARION VALUE FUND, INC.

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

S. Leland Dill
Director

I. Trevor Rozowsky
Director

Steven N. Fayne
Director

James Webb
Director

Investment Adviser

   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169

Administrator

   The Bank of New York
   101 Barclay Street
   New York, NY 10286

Custodian

   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746

                               -----------------

                           CLARION VALUE FUND, INC.

                               -----------------

                                 Annual Report
                               October 31, 2007

                           CLARION VALUE FUND, INC.
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

December 2007

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2006 through October 31, 2007. As of October 31, 2007, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), into which all assets of the Fund are invested, was $470,195,136. This includes investments in 132 fixed income securities, with a net investment value of $468,286,410 and $1,908,726 of other assets (including cash and cash equivalents) net of liabilities. Performance for the year ended October 31, 2007 and since inception of the Fund (December 21, 1994) is presented below, along with the benchmark for the Fund.

                             Average Annual Return
                           (as of October 31, 2007)

                                    Trailing Trailing Trailing   Since Fund
                                     1 Year   5 Year  10 Year  Inception /(1)/
                                    -------- -------- -------- --------------
Clarion Value Fund, Inc. (net).....  -6.01%    5.79%    7.29%       8.74%
Lehman Brothers Aggregate Bond
  Index............................   5.38%    4.42%    5.91%       6.91%

(1) December 21, 1994

As the Fund has a concentration in mezzanine CMBS, including BBB rated CMBS, we have presented below comparative performance information for the Lehman Brothers BBB CMBS Index.

                             Average Annual Return
                           (as of October 31, 2007)

                                     Trailing Trailing Trailing   Since Fund
                                      1 Year   5 Year  10 Year  Inception /(1)/
                                     -------- -------- -------- --------------
Clarion Value Fund, Inc. (net)......  -6.01%    5.79%    7.29%       8.74%
Lehman Brothers CMBS BBB Index......  -8.98%    3.02%    6.19%        N/A/(2)/

(1) December 21, 1994

(2) The Lehman Brothers CMBS BBB Index was formed in January 1997

Market Overview

The well-documented weakness in the U.S. housing market has led to a volatile year for credit-sensitive fixed income investments. While the market for securities backed by subprime residential mortgages has been the hardest hit, spreads have also widened in the CMBS market, with spreads on most rating classes now at historically wide levels. The spread on the BBB component of the Lehman Brothers BBB CMBS Index, for example, widened by more than 300 basis points in the first ten months of 2007 and has since widened more than 100 basis points (through 12/24/07).

The decline in value for residential mortgage-backed securities ("RMBS") is in response to a significant increase in residential mortgage delinquency rates and the belief that the housing sector will likely weaken further. Barring any governmental intervention or modification efforts by the residential lending industry, an estimated $365 billion in subprime residential mortgages will have their coupon reset to a higher, floating rate in 2008.

While the price decline in RMBS is clearly tied to weak fundamentals, the spread widening in CMBS appears to be driven by technical pressure. Delinquency rates on commercial mortgages continue to remain low (see chart). In addition, the outlook for U.S. commercial real estate markets is generally considered to be stable as supply has been held in check in most markets.

        Commercial and Subprime Residential Mortgage Delinquency Rates

                                   [GRAPHIC]

                          1st Lien Subprime Mortgages
                                60+ through REO        CMBS
                          --------------------------- -----
                   Jan-93             1.76%
                   Feb-93             1.86%
                   Mar-93             3.31%
                   Apr-93             3.03%
                   May-93             3.79%
                   Jun-93             3.93%
                   Jul-93             4.46%
                   Aug-93             4.82%
                   Sep-93             5.56%
                   Oct-93             5.49%
                   Nov-93             6.26%
                   Dec-93             6.17%
                   Jan-94             6.49%
                   Feb-94             5.49%
                   Mar-94             5.68%
                   Apr-94             5.11%
                   May-94             5.12%
                   Jun-94             4.06%
                   Jul-94             3.93%
                   Aug-94             4.06%
                   Sep-94             4.29%
                   Oct-94             3.82%
                   Nov-94             3.92%
                   Dec-94             3.97%
                   Jan-95             4.21%
                   Feb-95             4.34%
                   Mar-95             4.67%
                   Apr-95             5.04%
                   May-95             5.56%
                   Jun-95             5.91%
                   Jul-95             6.13%
                   Aug-95             6.71%
                   Sep-95             7.47%
                   Oct-95             7.78%
                   Nov-95             7.51%
                   Dec-95             7.88%
                   Jan-96             8.08%
                   Feb-96             7.82%
                   Mar-96             8.62%
                   Apr-96            10.40%
                   May-96             9.88%
                   Jun-96             9.86%
                   Jul-96             9.65%
                   Aug-96             9.77%
                   Sep-96             8.93%
                   Oct-96             8.55%
                   Nov-96             8.63%
                   Dec-96             8.25%
                   Jan-97             6.69%
                   Feb-97             6.86%
                   Mar-97             6.67%
                   Apr-97             7.78%
                   May-97             6.96%
                   Jun-97             6.05%
                   Jul-97             5.85%
                   Aug-97             5.78%
                   Sep-97             5.57%
                   Oct-97             5.67%
                   Nov-97             5.45%
                   Dec-97             5.79%
                   Jan-98             6.27%
                   Feb-98             6.14%
                   Mar-98             5.91%
                   Apr-98             4.97%
                   May-98             4.90%
                   Jun-98             4.58%            0.06%
                   Jul-98             4.54%            0.07%
                   Aug-98             4.75%            0.04%
                   Sep-98             4.44%            0.06%
                   Oct-98             5.07%            0.16%
                   Nov-98             5.56%            0.22%
                   Dec-98             5.83%            0.20%
                   Jan-99             6.22%            0.27%
                   Feb-99             6.21%            0.29%
                   Mar-99             5.81%            0.26%
                   Apr-99             5.76%            0.23%
                   May-99             5.63%            0.26%
                   Jun-99             5.50%            0.33%
                   Jul-99             5.74%            0.38%
                   Aug-99             5.79%            0.42%
                   Sep-99             5.74%            0.39%
                   Oct-99             6.10%            0.41%
                   Nov-99             7.04%            0.39%
                   Dec-99             6.67%            0.40%
                   Jan-00             6.91%            0.40%
                   Feb-00             7.03%            0.44%
                   Mar-00             6.89%            0.47%
                   Apr-00             6.98%            0.49%
                   May-00             7.20%            0.54%
                   Jun-00             6.78%            0.54%
                   Jul-00             6.76%            0.54%
                   Aug-00             7.07%            0.55%
                   Sep-00             6.91%            0.54%
                   Oct-00             7.50%            0.62%
                   Nov-00             7.51%            0.58%
                   Dec-00             7.57%            0.72%
                   Jan-01             8.37%            0.77%
                   Feb-01             8.61%            0.82%
                   Mar-01             8.39%            0.76%
                   Apr-01             8.46%            0.92%
                   May-01             8.44%            0.86%
                   Jun-01             8.47%            0.88%
                   Jul-01             8.70%            0.94%
                   Aug-01             8.80%            0.91%
                   Sep-01             8.84%            0.94%
                   Oct-01             9.27%            0.93%
                   Nov-01             9.34%            1.02%
                   Dec-01             9.33%            1.10%
                   Jan-02             9.60%            1.15%
                   Feb-02             8.86%            1.28%
                   Mar-02             8.85%            1.33%
                   Apr-02             8.58%            1.32%
                   May-02             8.51%            1.40%
                   Jun-02             8.21%            1.39%
                   Jul-02             8.52%            1.45%
                   Aug-02             8.59%            1.42%
                   Sep-02             8.69%            1.45%
                   Oct-02             8.97%            1.39%
                   Nov-02             8.87%            1.32%
                   Dec-02             8.92%            1.34%
                   Jan-03             9.13%            1.43%
                   Feb-03             9.09%            1.50%
                   Mar-03             8.74%            1.56%
                   Apr-03             8.27%            1.52%
                   May-03             8.10%            1.55%
                   Jun-03             7.85%            1.50%
                   Jul-03             7.90%            1.50%
                   Aug-03             7.76%            1.53%
                   Sep-03             7.72%            1.51%
                   Oct-03             7.61%            1.53%
                   Nov-03             7.51%            1.53%
                   Dec-03             7.47%            1.61%
                   Jan-04             7.52%            1.58%
                   Feb-04             7.26%            1.57%
                   Mar-04             7.09%            1.54%
                   Apr-04             6.50%            1.40%
                   May-04             6.16%            1.55%
                   Jun-04             5.93%            1.63%
                   Jul-04             5.84%            1.51%
                   Aug-04             5.79%            1.38%
                   Sep-04             5.55%            1.31%
                   Oct-04             5.40%            1.33%
                   Nov-04             5.39%            1.31%
                   Dec-04             5.41%            1.28%
                   Jun-98             0.06%            4.58%
                   Jul-98             0.07%            4.54%
                   Aug-98             0.04%            4.75%
                   Sep-98             0.06%            4.44%
                   Oct-98             0.16%            5.07%
                   Nov-98             0.22%            5.56%
                   Dec-98             0.20%            5.83%
                   Jan-99             0.27%            6.22%
                   Feb-99             0.29%            6.21%
                   Mar-99             0.26%            5.81%
                   Apr-99             0.23%            5.76%
                   May-99             0.26%            5.63%
                   Jun-99             0.33%            5.50%
                   Jul-99             0.38%            5.74%
                   Aug-99             0.42%            5.79%
                   Sep-99             0.39%            5.74%
                   Oct-99             0.41%            6.10%
                   Nov-99             0.39%            7.04%
                   Dec-99             0.40%            6.67%
                   Jan-00             0.40%            6.91%
                   Feb-00             0.44%            7.03%
                   Mar-00             0.47%            6.89%
                   Apr-00             0.49%            6.98%
                   May-00             0.54%            7.20%
                   Jun-00             0.54%            6.78%
                   Jul-00             0.54%            6.76%
                   Aug-00             0.55%            7.07%
                   Sep-00             0.54%            6.91%
                   Oct-00             0.62%            7.50%
                   Nov-00             0.58%            7.51%
                   Dec-00             0.72%            7.57%
                   Jan-01             0.77%            8.37%
                   Feb-01             0.82%            8.61%
                   Mar-01             0.76%            8.39%
                   Apr-01             0.92%            8.46%
                   May-01             0.86%            8.44%
                   Jun-01             0.88%            8.47%
                   Jul-01             0.94%            8.70%
                   Aug-01             0.91%            8.80%
                   Sep-01             0.94%            8.84%
                   Oct-01             0.93%            9.27%
                   Nov-01             1.02%            9.34%
                   Dec-01             1.10%            9.33%
                   Jan-02             1.15%            9.60%
                   Feb-02             1.28%            8.86%
                   Mar-02             1.33%            8.85%
                   Apr-02             1.32%            8.58%
                   May-02             1.40%            8.51%
                   Jun-02             1.39%            8.21%
                   Jul-02             1.45%            8.52%
                   Aug-02             1.42%            8.59%
                   Sep-02             1.45%            8.69%
                   Oct-02             1.39%            8.97%
                   Nov-02             1.32%            8.87%
                   Dec-02             1.34%            8.92%
                   Jan-03             1.43%            9.13%
                   Feb-03             1.50%            9.09%
                   Mar-03             1.56%            8.74%
                   Apr-03             1.52%            8.27%
                   May-03             1.55%            8.10%
                   Jun-03             1.50%            7.85%
                   Jul-03             1.50%            7.90%
                   Aug-03             1.53%            7.76%
                   Sep-03             1.51%            7.72%
                   Oct-03             1.53%            7.61%
                   Nov-03             1.53%            7.51%
                   Dec-03             1.61%            7.47%
                   Jan-04             1.58%            7.52%
                   Feb-04             1.57%            7.26%
                   Mar-04             1.54%            7.09%
                   Apr-04             1.40%            6.50%
                   May-04             1.55%            6.16%
                   Jun-04             1.63%            5.93%
                   Jul-04             1.51%            5.84%
                   Aug-04             1.38%            5.79%
                   Sep-04             1.31%            5.55%
                   Oct-04             1.33%            5.40%
                   Nov-04             1.31%            5.39%
                   Dec-04             1.28%            5.41%
                   Jan-05             1.29%            5.44%
                   Feb-05             1.26%            5.46%
                   Mar-05             1.19%            5.31%
                   Apr-05             1.10%            5.06%
                   May-05             1.04%            4.97%
                   Jun-05             1.03%            4.81%
                   Jul-05             1.01%            4.87%
                   Aug-05             1.00%            5.01%
                   Sep-05             0.96%            5.00%
                   Oct-05             0.88%            5.23%
                   Nov-05             0.86%            5.31%
                   Dec-05             0.76%            5.62%
                   Jan-06             0.67%            5.82%
                   Feb-06             0.64%            6.05%
                   Mar-06             0.65%            6.03%
                   Apr-06             0.59%            5.84%
                   May-06             0.58%            6.12%
                   Jun-06             0.55%            6.01%
                   Jul-06             0.51%            6.24%
                   Aug-06             0.49%            6.73%
                   Sep-06             0.45%            7.01%
                   Oct-06             0.42%            7.57%
                   Nov-06             0.38%            8.12%
                   Dec-06             0.35%            8.77%
                   Jan-07             0.33%            9.52%
                   Feb-07             0.31%           10.08%
                   Mar-07             0.31%           10.49%
                   Apr-07             0.27%           10.84%
                   May-07             0.28%           11.42%
                   Jun-07             0.28%           12.23%
                   Jul-07             0.25%           13.41%
                   Aug-07             0.26%           14.86%
                   Sep-07             0.26%           16.33%
                   Oct-07             0.26%           18.19%
                   Nov-07             0.30%           19.95%

   Source: JP Morgan, Trepp, Inc.

   Notes: Subprime data includes securitized, residential loans that are 60+ or in process of foreclosure and REO. CMBS data includes conduit commercial mortgages, all properties types, securitized as commercial mortgage backed securities. Historical data subject to quarterly revisions.

While commercial mortgage delinquency rates are currently low, we believe that the CMBS market is likely to experience some limited credit deterioration in the future. Unless the U.S. economy slips into a significant recession, we believe that this CMBS credit deterioration will be concentrated in deals issued in 2006 and 2007 due to a relaxation of underwriting standards during this period. We believe that the portfolio of the Fund is defensively positioned against such an increase in delinquencies as the portfolio is heavily biased toward seasoned securities (as of October 31, 2007, over 75% of the CMBS portfolio of the Fund was comprised of securities issued in 2005 or earlier). We believe that the Fund's outperformance of the Lehman Brothers BBB CMBS Index by 271 basis points year to date through 10/31/07 is attributable to this bias toward seasoned securities.

Given the volatility in the market, we continue to remain cautious and position the portfolio defensively. We firmly believe that the Fund's price decline in 2007 was attributable to market-wide spread pressure rather than credit deterioration of the Fund's positions. We further believe that the Fund will outperform over medium to long term horizons. With an average credit rating of BBB+ and a nominal yield to maturity of 9.08% (as of November 30, 2007), we also believe that the Fund offers strong value relative to other investment options.

If you have any questions regarding the Fund, please call me or Robert Kopchains at (212) 883-2692.

Regards,

--------------------------
Daniel Heflin
President

                                      2

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PERFORMANCE INFORMATION

   Growth in Value of a $10,000 Investment in the Clarion Value Fund and the
                     Lehman Brothers Aggregate Bond Index

                                   [GRAPHIC]

                                                 Value of $10,000
            Date                       Fund   Lehman Aggregate Index
            ----                      ------- ----------------------
            12/31/94                  $10,000        $10,000
            1/31/1995                 $10,171        $10,198
            2/28/1995                 $10,421        $10,441
            3/31/1995                 $10,512        $10,504
            4/30/1995                 $10,655        $10,651
            5/31/1995                 $11,096        $11,064
            6/30/1995                 $11,199        $11,144
            7/31/1995                 $11,147        $11,120
            8/31/1995                 $11,262        $11,254
            9/30/1995                 $11,389        $11,364
            10/31/1995                $11,569        $11,511
            11/30/1995                $11,772        $11,684
            12/31/1995                $11,968        $11,848
            1/31/1996                 $12,069        $11,926
            2/29/1996                 $11,900        $11,718
            3/31/1996                 $11,854        $11,636
            4/30/1996                 $11,831        $11,571
            5/31/1996                 $11,877        $11,548
            6/30/1996                 $11,994        $11,703
            7/31/1996                 $12,052        $11,734
            8/31/1996                 $12,230        $11,714
            9/30/1996                 $12,385        $11,918
            10/31/1996                $12,754        $12,183
            11/30/1996                $13,085        $12,391
            12/31/1996                $13,058        $12,276
            1/31/1997                 $13,084        $12,314
            2/28/1997                 $13,306        $12,345
            3/31/1997                 $13,276        $12,208
            4/30/1997                 $13,618        $12,391
            5/31/1997                 $13,834        $12,509
            6/30/1997                 $14,143        $12,657
            7/31/1997                 $13,892        $12,999
            8/31/1997                 $13,891        $12,889
            9/30/1997                 $14,258        $13,079
            10/31/1997                $14,495        $13,269
            11/30/1997                $14,488        $13,330
            12/31/1997                $14,500        $13,465
            1/31/1998                 $14,804        $13,637
            2/28/1998                 $14,814        $13,626
            3/31/1998                 $14,942        $13,672
            4/30/1998                 $14,869        $13,744
            5/31/1998                 $15,022        $13,874
            6/30/1998                 $15,154        $13,992
            7/31/1998                 $15,170        $14,021
            8/31/1998                 $15,276        $14,250
            9/30/1998                 $15,412        $14,583
            10/31/1998                $14,719        $14,506
            11/30/1998                $14,519        $14,589
            12/31/1998                $14,682        $14,633
            1/31/1999                 $14,807        $14,736
            2/28/1999                 $14,642        $14,479
            3/31/1999                 $14,765        $14,558
            4/30/1999                 $14,866        $14,605
            5/31/1999                 $14,994        $14,476
            6/30/1999                 $14,980        $14,430
            7/31/1999                 $14,972        $14,369
            8/31/1999                 $14,984        $14,362
            9/30/1999                 $15,166        $14,529
            10/31/1999                $15,175        $14,583
            11/30/1999                $15,219        $14,581
            12/31/1999                $15,329        $14,511
            1/31/2000                 $15,318        $14,463
            2/29/2000                 $15,695        $14,638
            3/31/2000                 $16,035        $14,831
            4/30/2000                 $16,021        $14,788
            5/31/2000                 $16,122        $14,781
            6/30/2000                 $16,471        $15,088
            7/31/2000                 $16,656        $15,226
            8/31/2000                 $16,977        $15,447
            9/30/2000                 $17,129        $15,544
            10/31/2000                $17,313        $15,646
            11/30/2000                $17,676        $15,903
            12/31/2000                $17,708        $16,199
            1/31/2001                 $17,954        $16,463
            2/28/2001                 $18,172        $16,606
            3/31/2001                 $18,312        $16,689
            4/30/2001                 $18,092        $16,619
            5/31/2001                 $18,226        $16,719
            6/30/2001                 $18,367        $16,782
            7/31/2001                 $18,858        $17,158
            8/31/2001                 $19,107        $17,356
            9/30/2001                 $18,920        $17,557
            10/1/2001                 $19,358        $17,924
            11/30/2001                $19,080        $17,676
            12/21/2001                $18,971        $17,563
            1/31/2002                 $19,213        $17,706
            2/28/2002                 $19,599        $17,877
            3/31/2002                 $19,188        $17,581
            4/30/2002                 $19,775        $17,922
            5/31/2002                 $20,011        $18,074
            6/1/2002                  $20,458        $18,231
            7/1/2002                  $21,016        $18,452
            8/1/2002                  $21,614        $18,764
            9/1/2002                  $22,232        $19,068
            10/1/2002                 $22,125        $18,980
            11/30/2002                $21,829        $18,974
            12/31/2002                $22,304        $19,367
            1/31/2003                 $22,303        $19,384
            2/28/2003                 $22,774        $19,652
            3/31/2003                 $22,792        $19,636
            4/30/2003                 $22,964        $19,799
            5/31/2003                 $23,771        $20,167
            6/30/2003                 $23,739        $20,127
            7/31/2003                 $22,710        $19,451
            8/31/2003                 $22,763        $19,579
            9/30/2003                 $23,589        $20,098
            10/31/2003                $23,499        $19,911
            11/30/2003                $23,623        $19,959
            12/31/2003                $24,030        $20,162
            1/31/2004                 $24,424        $20,324
            2/29/2004                 $24,796        $20,543
            3/31/2004                 $25,160        $20,697
            4/30/2004                 $24,441        $20,159
            5/31/2004                 $24,392        $20,079
            6/30/2004                 $24,683        $20,193
            7/31/2004                 $24,990        $20,393
            8/31/2004                 $25,790        $20,782
            9/30/2004                 $26,425        $20,838
            10/31/2004                $26,995        $21,014
            11/30/2004                $26,748        $20,845
            12/31/2004                $27,061        $21,037
            1/31/2005                 $27,285        $21,170
            2/28/2005                 $27,395        $21,045
            3/31/2005                 $27,382        $20,937
            4/30/2005                 $27,858        $21,220
            5/31/2005                 $28,354        $21,449
            6/30/2005                 $28,669        $21,567
            7/31/2005                 $28,519        $21,371
            8/31/2005                 $28,922        $21,645
            9/30/2005                 $28,777        $21,422
            10/31/2005                $28,935        $21,252
            11/30/2005                $29,102        $21,346
            12/31/2005                $29,281        $21,549
            1/31/2006                 $29,384        $21,542
            2/28/2006                 $29,476        $21,622
            3/31/2006                 $29,377        $21,402
            4/30/2006                 $29,483        $21,371
            5/31/2006                 $29,424        $21,348
            6/30/2006                 $29,404        $21,394
            7/31/2006                 $29,761        $21,683
            8/31/2006                 $30,380        $22,015
            9/30/2006                 $30,874        $22,208
            10/31/2006                $31,179        $22,355
            11/30/2006                $31,615        $22,614
            12/31/2006                $31,555        $22,483
            1/31/2007                 $31,731        $22,474
            2/28/2007                 $31,978        $22,820
            3/31/2007                 $31,470        $22,821
            4/30/2007                 $31,420        $22,944
            5/31/2007                 $31,422        $22,770
            6/30/2007                 $31,503        $22,703
            7/31/2007                 $30,107        $22,892
            8/31/2007                 $29,978        $23,173
            9/30/2007                 $30,119        $23,349
            10/31/2007                $29,306        $23,558

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                                       Five Years
                                           Year Ended     Ended    Inception to
                                           October 31, October 31, October 31,
                                              2007      2007 (a)     2007 (b)
                                           ----------- ----------- ------------
Clarion Value Fund, Inc...................    -6.01%      5.79%        8.74%
Lehman Brothers Aggregate Bond Index......     5.38%      4.42%        6.91%

(a) Average annual total return

(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning  Ending      Annualized
                          Account  Account    Expense Ratio     Expenses Paid
                           Value    Value      Based on the      During the
                         05/01/07  10/31/07  Six-Month Period Six-Month Period*
                         --------- --------- ---------------- -----------------
Clarion Value Fund, Inc.
   Actual............... $1,000.00 $  932.76       0.81%            $3.93
   Hypothetical (5%
     return before
     expenses).......... $1,000.00 $1,021.14       0.81%            $4.11

* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Clarion Value Fund, Inc. (the "Fund") as of October 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund, Inc. at October 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 21, 2007

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

Assets
   Investment in Clarion Value Fund Master, LLC ("Master Fund"),
     at Value.................................................... $402,101,426
   Subscription Receivable.......................................   50,000,000
                                                                  ------------
       Total Assets..............................................  452,101,426
                                                                  ------------
Liabilities
   Subscription Payable to Master Fund...........................   50,000,000
   Accrued Advisory Fee - Note C.................................      568,156
   Other Accrued Expenses........................................       21,322
                                                                  ------------
       Total Liabilities.........................................   50,589,478
                                                                  ------------
Net Assets....................................................... $401,511,948
                                                                  ============
Net Assets Consist of:
   Paid in Capital............................................... $429,894,375
   Undistributed Net Investment Income...........................   11,723,879
   Accumulated Net Realized Loss.................................   (4,708,067)
   Net Unrealized Depreciation...................................  (35,398,239)
                                                                  ------------
Net Assets....................................................... $401,511,948
                                                                  ============
Net Assets....................................................... $401,511,948
Common Stock
   Shares Issued and Outstanding ($0.01 par value) (Authorized
     250,000,000)................................................   48,498,632
   Net Asset Value Per Share..................................... $       8.28
                                                                  ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2007

Investment Income
   Interest Income Allocated from the Master Fund................ $ 26,143,124
   Expenses Allocated from the Master Fund.......................     (614,663)
                                                                  ------------
       Total Investment Income...................................   25,528,461
                                                                  ------------
Expenses
   Advisory Fees - Note C........................................    2,473,838
   Audit Fees....................................................       40,876
   Directors' Fees...............................................       20,779
   Transfer Agent Fees - Note E..................................       17,107
   Administrative Fees - Note D..................................       12,001
   Other Fees....................................................        9,487
                                                                  ------------
   Total Expenses................................................    2,574,088
   Waiver of Investment Advisory Fees - Note C...................      (47,400)
                                                                  ------------
       Net Expenses..............................................    2,526,688
                                                                  ------------
Net Investment Income............................................   23,001,773
                                                                  ------------
Realized and Unrealized Loss on Investments and Swaps Allocated
  From the Master Fund
   Net Realized Loss on Investments and Swaps Allocated from the
     Master Fund.................................................     (487,745)
   Net Change in Unrealized Depreciation on Investments and
     Swaps Allocated from the Master Fund........................  (44,433,913)
                                                                  ------------
Net Loss on Investments and Swaps................................  (44,921,658)
                                                                  ------------
Net Decrease in Net Assets Resulting from Operations............. $(21,919,885)
                                                                  ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year             Year
                                                  Ended            Ended
                                             October 31, 2007 October 31, 2006
                                             ---------------- ----------------
Increase (Decrease) in Net Assets from
  Operations
   Net Investment Income....................   $ 23,001,773    $  31,725,815
   Net Realized Gain (Loss).................       (487,745)       1,187,124
   Net Change in Unrealized
     Appreciation (Depreciation)............    (44,433,913)       1,241,653
                                               ------------    -------------
       Net Increase (Decrease) in Net
         Assets Resulting from
         Operations.........................    (21,919,885)      34,154,592
                                               ------------    -------------
Distributions from:
   Net Investment Income....................    (23,341,513)     (31,914,671)
                                               ------------    -------------
Capital Share Transactions:
   Issued...................................     66,950,000       20,003,600
   - In Lieu of Cash Distributions..........     16,890,202       23,120,812
   Redeemed.................................    (49,834,014)    (142,605,083)
                                               ------------    -------------
       Net Increase (Decrease) from
         Capital Share Transactions.........     34,006,188      (99,480,671)
                                               ------------    -------------
   Total Decrease in Net Assets.............    (11,255,210)     (97,240,750)
Net Assets:
   Beginning of Year........................    412,767,158      510,007,908
                                               ------------    -------------
   End of Year (including undistributed
     net investment income of
     $11,723,879 in 2007 and $7,220,513
     in 2006, respectively).................   $401,511,948    $ 412,767,158
                                               ============    =============
Shares Issued and Redeemed:
   Shares Issued............................      7,948,082        2,152,003
   - In Lieu of Cash Distributions..........      1,875,836        2,519,968
   Shares Redeemed..........................     (5,452,913)     (15,449,641)
                                               ------------    -------------
       Net Increase (Decrease) in
         Capital Share Transactions.........      4,371,005      (10,777,670)
                                               ============    =============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2007

Cash Flows from Operating Activities:
   Net Decrease in Net Assets Resulting from Operations.......... $(21,919,885)
   Adjustments to Reconcile Net Decrease in Net Assets
     Resulting from Operations to Net Cash Used in Operating
     Activities:
       Net Investment Income Allocated from the Master Fund......  (25,528,461)
       Contributions to the Master Fund..........................  (37,586,294)
       Withdrawals from the Master Fund..........................   29,482,608
       Net Paydown Loss on Securities allocated from the
         Master Fund.............................................    3,104,303
       Amortization of Premium and Accretion of Discount
         allocated from the Master Fund..........................   (2,971,227)
       Net Change in Unrealized Depreciation allocated from
         the Master Fund.........................................   44,433,913
       Net Realized Loss on Investments allocated from the
         Master Fund.............................................      487,745
   Net Change in Operating Assets and Liabilities:
       Decrease in Accrued Advisory Fee..........................     (133,457)
       Decrease in Other Accrued Expenses........................      (33,920)
                                                                  ------------
          Net Cash Used in Operating Activities..................  (10,664,675)
                                                                  ------------
Cash Flows from Financing Activities:*
   Cash Subscriptions Received...................................   66,950,000
   Cash Redemptions Paid.........................................  (49,834,014)
   Net Investment Income Distributions Paid......................   (6,451,311)
                                                                  ------------
          Net Cash Provided by Financing Activities..............   10,664,675
                                                                  ------------
Net Change in Cash...............................................           --
Cash at Beginning of Year........................................           --
                                                                  ------------
Cash at End of Year.............................................. $         --
                                                                  ============

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $16,890,202.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
Per Share Operating Performance
For a Share Outstanding throughout Each Year

                                                           Year          Year          Year          Year          Year
                                                           Ended         Ended         Ended         Ended         Ended
                                                        October 31,   October 31,   October 31,   October 31,   October 31,
                                                           2007          2006          2005          2004          2003
                                                       -----------    -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Year....................  $   9.35       $   9.29      $   9.80      $   9.28      $   9.37
                                                        --------       --------      --------      --------      --------
Income From Investment Operations
   Net Investment Income (4)..........................      0.53           0.63          0.86          0.76          0.77
   Net Realized and Unrealized Gain (Loss)............     (1.06)          0.06         (0.22)         0.55         (0.21)
                                                        --------       --------      --------      --------      --------
       Total Income from Investment Operations........     (0.53)          0.69          0.64          1.31          0.56
                                                        --------       --------      --------      --------      --------
Distributions
   Net Investment Income..............................     (0.54)         (0.63)        (0.86)        (0.61)        (0.64)
   Capital Gains......................................        --             --         (0.29)        (0.18)        (0.01)
                                                        --------       --------      --------      --------      --------
       Total Distributions............................     (0.54)         (0.63)        (1.15)        (0.79)        (0.65)
                                                        --------       --------      --------      --------      --------
Net Asset Value, End of Year..........................  $   8.28       $   9.35      $   9.29      $   9.80      $   9.28
                                                        --------       --------      --------      --------      --------
Total Investment Return
   Net Asset Value (1)................................     (6.01)%(5)      7.76%         7.19%        14.88%         6.21%
                                                        --------       --------      --------      --------      --------
Ratios and Supplemental Data
   Net Assets, End of Year (Thousands)................  $401,512       $412,767      $510,008      $303,093      $319,726
   Ratio of Net Expenses to Average Net Assets........      0.80%(2)       0.78%(2)      0.77%(2)      0.75%(2)      0.76%(2)
   Ratio of Net Investment Income to Average Net
     Assets...........................................      5.86%(2)       5.78%(2)      8.64%(2)      8.06%(2)      8.34%(2)
   Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets.....      0.01%          0.00%         0.00%         0.00%         0.00%
   Portfolio Turnover Rate (3)........................        --             --            --            --            --
                                                        --------       --------      --------      --------      --------

(1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value.

(2) Includes the Fund's share of expenses allocated from the Master Fund.

(3) Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.

(4) Calculated based upon average shares outstanding throughout the year.

(5) Total investment return would have been lower had certain fees not been waived during the year.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2007

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2007 the Fund's proportionate interest in the net assets of the Master Fund was 85.5%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

    2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

    3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

B. Summary of Significant Accounting Policies (continued):

    4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

       The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

    5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2007, the Adviser waived fees of $47,400, pursuant to this provision.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Income Taxes: At October 31, 2007, the components of net assets on a tax basis were as follows:

               Undistributed ordinary income...... $  2,755,757
                                                   ============
               Accumulated net realized loss*..... $ (4,708,067)
                                                   ============
               Net unrealized depreciation........ $(26,430,117)
                                                   ============

* The accumulated net realized loss carryforward of $2,002,301 and $2,705,766 may be used to offset future gains until the year 2013 and 2015, respectively.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2007 and October 31, 2006, were as follows:

                                                    2007        2006
                                                 ----------- -----------
        Ordinary income......................... $23,341,513 $31,914,671

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

F. Income Taxes (continued):

During the period ended October 31, 2007, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund increased undistributed net investment income by $4,843,106, increased accumulated net realized loss by $36,548 and decreased paid in capital by $4,879,654.

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                             DIRECTORS (Unaudited)

Unless otherwise noted, the address of all Directors is c/o Clarion Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

                                                                                        Number of
                                       Term of Office and                           Portfolios in Fund
                       Position(s)       Length of Time     Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name                  Held with Fund         Served           During Past 5 Years      by Director           by Director
----                  -------------- ---------------------- ----------------------- ------------------ ------------------------
S. Leland Dill           Director    Director since May     Advisory Board                  3            Clarion Value Fund
                                     2006 (with prior       Member Hedgeforum,                           Master, LLC; Clarion
                                     service as an Advisory Citicorp Hedge Fund                          Total Return Fund
                                     Director from          Portfolios, Trustee for
                                     November 2005 to       Phoenix Funds,
                                     May 2006)              Trustee for D.W.S.
                                                            Scudder Funds

Steven N. Fayne          Director    Director since June    Managing Director,              3            Clarion Value Fund
                                     2002.                  Citigroup; formally                          Master, LLC; Clarion
                                                            Managing Director,                           Total Return Fund;
                                                            Capmark Finance
                                                            Inc.; formerly,
                                                            Managing Director,
                                                            ARCS Affordable
                                                            Housing

I. Trevor Rozowsky **    Director    Director since June    CFO/CCO Lydian                  3            Clarion Value Fund
                                     2002.                  Trust Company; CEO,                          Master, LLC; Clarion
                                                            Lydian Mortgage                              Total Return Fund;
                                                            Company

James Webb               Director    Director since May     Independent                     3            Clarion Value Fund
                                     2006 (with prior       consultant to hedge                          Master, LLC; Clarion
                                     service as an Advisory funds; formerly,                             Total Return Fund;
                                     Director from          Founder principal of                         Rubicon Master Fund;
                                     November 2005 to       GlobeOp Financial                            Rubicon Quantitative
                                     May 2006)              Services, LLC                                Strategies Master
                                                                                                         Fund; GSA Capital
                                                                                                         International Master
                                                                                                         Fund, Ltd.; GSA
                                                                                                         Capital Macro Master
                                                                                                         Fund Ltd.; GSA
                                                                                                         Capital GMN Master
                                                                                                         Fund Limited

*  Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
   Act.

** Effective November 21, 2007, Mr. Rozowsky resigned as a director of the Fund.

Interested Directors*

                                                                                          Number of
                                          Term of Office and                          Portfolios in Fund
                          Position(s)       Length of Time    Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name                     Held with Fund         Served          During Past 5 Years      by Director           by Director
----                   ------------------ ------------------- ----------------------- ------------------ ------------------------
Frank L. Sullivan, Jr. Chairman of the    Director since July   Managing Director,            2            Clarion Value Fund
                       Board              1997                  ING Clarion                                Master, LLC
                                                                Partners, LLC

Daniel Heflin          President, CEO and Director since July   President and CEO,            3            Clarion Value Fund
                       Director           1997                  ING Clarion                                Master, LLC;
                                                                Capital, LLC                               Clarion Total Return
                                                                                                           Fund; ING Clarion
                                                                                                           Capital, LLC

* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Additional information about the Directors is available in the Fund's Statement of Additional Information dated February 28, 2007, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

CLARION VALUE FUND, INC.

                             OFFICERS (Unaudited)

Officers

                 Position(s) Held
Name                with Fund     Principal Occupation(s) During Past 5 Years
----             ---------------- --------------------------------------------
Daniel Heflin     President, CEO  President and CEO, ING Clarion Capital, LLC
                  and Director

Stephen Baines    Vice President  Chief Investment Officer, ING Clarion
                                  Capital, LLC

Jerry Chang       Chief           Chief Financial Officer, ING Clarion
                  Compliance      Capital;, LLC; formerly, Vice President,
                  Officer         Strategic Value Partners, LLC

Joanne M. Vitale  Vice President  Director, ING Clarion Partners, LLC;
                                  formerly, Senior Vice President, ING Clarion
                                  Partners, LLC; Vice President, ING Clarion
                                  Partners, LLC

Fund Expenses (unaudited)

As an investor of the Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning  Ending      Annualized
                          Account  Account    Expense Ratio     Expenses Paid
                           Value    Value      Based on the      During the
                         05/01/07  10/31/07  Six-Month Period Six-Month Period*
                         --------- --------- ---------------- -----------------
Clarion Value Fund
  Master, LLC
   Actual............... $1,000.00 $  945.98       0.17%            $0.86
   Hypothetical (5%
     return before
     expenses).......... $1,000.00 $1,024.33       0.17%            $0.89

* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Value Fund Master, LLC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund Master, LLC (the "Fund") as of October 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund Master, LLC at October 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 21, 2007

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2007

                                                                                                 Principal
                                                                                                  Amount         Value (a)
                                                                                                ----------- ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (80.92%)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.335% due 08/12/2037    $12,000,000 $ 11,844,576
Bank of America-First Union National Bank Commercial Mortgage, Inc.... 6.250% due 04/11/2037(b)  12,300,000   11,656,599(e)
CS First Boston Mortgage Securities Corp.............................. 6.000% due 07/15/2035(b)  11,196,000   10,751,216
GS Mortgage Securities Corp. II....................................... 5.800% due 08/10/2045     10,000,000   10,134,300
Washington Mutual Pass Through Certificates........................... 5.892% due 08/25/2046     10,000,000   10,064,390
Chase Commercial Mortgage Securities Corp............................. 6.390% due 11/18/2030(b)  10,000,000    9,933,370(e)
GE Capital Commercial Mortgage Corp................................... 3.915% due 11/10/2038     10,040,000    9,838,256
Banc of America Commercial Mortgage, Inc.............................. 6.721% due 06/11/2035(b)   9,054,108    9,249,948
Citigroup/Deutsche Bank Commercial Mortgage Trust..................... 5.400% due 07/15/2044      8,994,000    8,833,826
GS Mortgage Securities Corp. II....................................... 5.232% due 04/10/2038(b)  15,005,000    8,610,439(e)
DLJ Commercial Mortgage Corp.......................................... 5.750% due 03/10/2032(b)   8,200,000    8,122,149
Wachovia Bank Commercial Mortgage Trust............................... 4.932% due 04/15/2035(b)   8,918,000    7,224,802(e)
Wachovia Bank Commercial Mortgage Trust............................... 6.291% due 10/15/2017(b)   7,430,000    7,119,575(e)
CS First Boston Mortgage Securities Corp.............................. 6.000% due 07/15/2035(b)   8,000,000    7,082,024(e)
GE Capital Commercial Mortgage Corp................................... 5.985% due 12/10/2049(b)  10,535,000    7,079,815(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.631% due 07/15/2041(b)   7,631,000    6,756,121(e)
Ansonia CDO Ltd....................................................... 7.276% due 10/25/2056(b)   8,750,000    6,552,534(e)
Banc of America Commercial Mortgage, Inc.............................. 5.491% due 11/10/2041(b)   8,033,500    6,546,515(e)
Credit Suisse Mortgage Capital Certificates........................... 5.192% due 01/15/2049(b)  11,739,000    6,545,012(e)
DLJ Commercial Mortgage Corp.......................................... 6.410% due 02/18/2031(b)  10,200,000    6,519,217(d)
CS First Boston Mortgage Securities Corp.............................. 5.226% due 12/15/2036(b)   7,767,000    5,959,738(e)
Wachovia Bank Commercial Mortgage Trust............................... 5.031% due 11/15/2035(b)   7,307,000    5,886,702
CS First Boston Mortgage Securities Corp.............................. 6.080% due 08/15/2036(b)   6,025,000    5,832,901(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.056% due 07/12/2035(b)   9,507,000    5,820,651(e)
LB UBS Commercial Mortgage Trust...................................... 5.224% due 07/15/2037(b)   7,052,000    5,713,157(e)
CS First Boston Mortgage Securities Corp.............................. 4.947% due 12/15/2040(b)   8,023,000    5,503,601(e)
GE Capital Commercial Mortgage Corp................................... 5.512% due 11/10/2045      5,481,000    5,120,065(e)
CS First Boston Mortgage Securities Corp.............................. 6.294% due 12/15/2035(b)   5,200,000    4,907,136(e)
Commercial Mortgage Acceptance Corp................................... 5.440% due 09/15/2030(b)   5,000,000    4,898,110(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.015% due 01/15/2038(b)   6,513,000    4,789,986
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 6.150% due 11/15/2035(b)   4,954,500    4,738,563
GS Mortgage Securities Corp. II....................................... 5.232% due 04/10/2038(b)   8,752,000    4,704,253(d)
Ansonia CDO Ltd....................................................... 6.393% due 10/25/2056(b)   6,250,000    4,649,681(e)
GS Mortgage Securities Corp. II....................................... 5.579% due 12/20/2049(b)   5,000,000    4,471,130
Washington Mutual Alternative Mortgage Pass Through Certificates...... 5.263% due 01/25/2047      5,000,600    4,253,621
Wachovia Bank Commercial Mortgage Trust............................... 5.358% due 10/15/2035(b)   5,189,000    4,245,655
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.626% due 10/12/2035(b)   4,469,750    4,220,114
Greenwich Capital Commercial Funding Corp............................. 5.774% due 03/17/2051(b)   4,500,000    4,095,378(e)
Mortgage Capital Funding, Inc......................................... 6.000% due 03/18/2030(b)   3,944,000    3,934,140
GS Mortgage Securities Corp. II....................................... 5.993% due 08/10/2045      3,606,000    3,344,561(e)
Wachovia Bank Commercial Mortgage Trust............................... 5.416% due 07/15/2042(b)   4,000,000    3,331,720
Banc of America Commercial Mortgage, Inc.............................. 5.327% due 07/10/2045(b)   4,385,000    3,298,463(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.056% due 07/12/2035(b)   9,793,000    3,278,638(d), (e)
CS First Boston Mortgage Securities Corp.............................. 4.947% due 12/15/2040(b)   5,000,000    3,273,500
CS First Boston Mortgage Securities Corp.............................. 6.000% due 07/15/2035(b)  13,461,562    3,260,202(d)
Mortgage Capital Funding, Inc......................................... 7.060% due 03/18/2030(b)   3,250,000    3,247,319
LB UBS Commercial Mortgage Trust...................................... 7.585% due 03/15/2032(b)   3,091,000    3,174,797
LB UBS Commercial Mortgage Trust...................................... 5.224% due 07/15/2037(b)   4,000,000    3,148,436
GS Mortgage Securities Corp. II....................................... 5.993% due 08/10/2045(b)   4,500,000    2,985,592(e)
Bear Stearns Commercial Mortgage Securities, Inc...................... 6.000% due 11/11/2035(b)   3,099,999    2,985,445
CS First Boston Mortgage Securities Corp.............................. 4.783% due 07/15/2036(b)   3,923,000    2,937,958
Merrill Lynch Mortgage Trust.......................................... 5.421% due 02/12/2042(b)   3,675,000    2,909,828(e)
Crown Castle Towers LLC............................................... 6.065% due 11/15/2036(b)   3,000,000    2,888,010
Wachovia Bank Commercial Mortgage Trust............................... 5.395% due 10/15/2041(b)   3,493,000    2,880,925(e)
Wachovia Bank Commercial Mortgage Trust............................... 4.990% due 05/15/2044(b)   4,036,500    2,848,570
GS Mortgage Securities Corp. II....................................... 5.252% due 04/10/2038(b)   4,275,000    2,716,421
DR Structured Finance Corp............................................ 9.350% due 08/15/2019      2,742,284    2,687,438(d)
Wachovia Bank Commercial Mortgage Trust............................... 5.967% due 04/15/2047(b)   4,000,000    2,654,924(e)
American Home Mortgage Assets......................................... 5.263% due 03/25/2047      4,000,000    2,634,016
Wachovia Bank Commercial Mortgage Trust............................... 5.768% due 11/15/2034(b)   2,500,000    2,456,680
LB UBS Commercial Mortgage Trust...................................... 5.237% due 09/15/2037      2,500,000    2,417,487(e)
Merrill Lynch Mortgage Trust.......................................... 5.421% due 09/12/2042(b)   3,200,000    2,382,915(e)
LB UBS Commercial Mortgage Trust...................................... 5.350% due 09/15/2040(b)   3,000,000    2,349,171(e)
Merrill Lynch Mortgage Trust.......................................... 5.244% due 11/12/2037(b)   3,000,000    2,335,608
GE Capital Commercial Mortgage Corp................................... 5.396% due 05/10/2043(b)   2,972,000    2,293,243
DLJ Commercial Mortgage Corp.......................................... 7.600% due 02/18/2031(b)   2,100,000    2,229,171(e)
LB UBS Commercial Mortgage Trust...................................... 5.730% due 02/15/2041(b)   3,000,000    2,209,431(e)
Wachovia Bank Commercial Mortgage Trust............................... 5.382% due 10/15/2035(b)   2,827,000    2,179,826(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.946% due 05/15/2047(b)   3,000,000    2,176,188(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.542% due 08/12/2037(b)   2,910,000    2,095,296(e)
Chase Commercial Mortgage Securities Corp............................. 7.480% due 02/12/2016(b)   2,000,000    2,038,456(e)
Merrill Lynch Mortgage Trust.......................................... 5.382% due 07/12/2038(b)   2,500,000    1,978,880
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.313% due 08/15/2042(b)   2,500,000    1,970,630
Wachovia Bank Commercial Mortgage Trust............................... 5.929% due 06/15/2049(b)   3,000,000    1,960,428(e)
Merrill Lynch Mortgage Trust.......................................... 5.019% due 09/12/2042(b)   3,107,000    1,917,103(e)
Wachovia Bank Commercial Mortgage Trust............................... 5.031% due 11/15/2035(b)   2,289,000    1,777,383(e)
Bear Stearns Commercial Mortgage Securities, Inc...................... 5.628% due 12/11/2038(b)   2,000,000    1,595,308
CS First Boston Mortgage Securities Corp.............................. 4.231% due 05/15/2038(b)   2,000,000    1,567,206(e)
Commercial Mortgage Pass-Through Certificates......................... 5.540% due 03/10/2039(b)   2,000,000    1,519,964(e)
First Union National Bank Commercial Mortgage Corp.................... 6.155% due 08/15/2033(b)   1,480,000    1,494,732(e)
Ansonia CDO Ltd....................................................... 7.149% due 07/28/2046(b)   2,000,000    1,457,046(e)
Ansonia CDO Ltd....................................................... 7.445% due 07/28/2046(b)   2,000,000    1,404,434(e)
Morgan Stanley Capital I.............................................. 5.941% due 01/15/2021(b)   1,476,000    1,384,584(e)
Banc of America Commercial Mortgage, Inc.............................. 6.117% due 07/10/2044(b)   1,800,000    1,298,569(e)
Lehman Brothers Floating Rate Commercial Mortgage Trust............... 5.891% due 09/15/2021(b)   1,174,158    1,138,762(e)
Chase Commercial Mortgage Securities Corp............................. 7.370% due 06/19/2029(b)     895,939      938,971
Wachovia Bank Commercial Mortgage Trust............................... 5.471% due 04/15/2042(b)   1,000,000      800,263
Wachovia Bank Commercial Mortgage Trust............................... 5.031% due 11/15/2035(b)   1,000,000      732,690(e)
Commercial Mortgage Pass-Through Certificates......................... 5.782% due 12/10/2046(b)   1,000,000      725,686(e)
Wachovia Bank Commercial Mortgage Trust............................... 5.438% due 10/15/2035(b)   1,000,000      690,664(e)
Credit Suisse Mortgage Capital Certificates........................... 6.291% due 04/15/2021(b)     500,000      493,240
DR Structured Finance Corp............................................ 8.375% due 08/15/2015        511,477      462,887(d)
Merrill Lynch Mortgage Trust.......................................... 5.244% due 11/12/2037(b)     579,000      438,835(e)
DR Structured Finance Corp............................................ 8.550% due 08/15/2019        453,236      398,848(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp................. 5.056% due 07/12/2035(b)   2,795,000      269,142(d), (e)
DR Structured Finance Corp............................................ 6.660% due 08/15/2010        308,697      228,436(d)
                                                                                                            ------------
   Total Commercial Mortgage-Backed Securities (Cost $412,877,799)....                                       380,504,192
                                                                                                            ------------

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2007

                                                                                    Principal
                                                                                     Amount       Value(a)
                                                                                   ----------- ------------
CORPORATE BONDS (10.41%)
Wimar Landco............................................. 7.610% due 03/30/2007    $ 5,500,000 $  5,344,350
Delhaize America, Inc.................................... 9.000% due 04/15/2031      2,772,000    3,355,218
Trustreet Properties, Inc................................ 7.500% due 04/01/2015      3,025,000    3,232,654
Carriage Services, Inc................................... 7.875% due 01/15/2015      3,000,000    2,992,500
Steinway Musical Instruments............................. 7.000% due 03/01/2014(b)   3,000,000    2,842,500
Cresent Resources TLB.................................... 8.045% due 01/15/2015      3,000,000    2,790,000
Brown Shoe Co., Inc...................................... 8.750% due 05/01/2012      2,705,000    2,786,150
Hospitality Properties Trust............................. 9.125% due 07/15/2010      2,500,000    2,728,013
Rouse Co. LP/TRC Co-Issuer, Inc.......................... 6.750% due 05/01/2013(b)   2,600,000    2,559,536
Pantry, Inc./The......................................... 7.750% due 02/15/2014      2,475,000    2,326,500
AutoNation, Inc.......................................... 7.000% due 04/15/2014      2,200,000    2,128,500
Senior Housing Properties Trust.......................... 8.625% due 01/15/2012      1,920,000    2,073,600
Susser Holdings LLC...................................... 10.625% due 12/15/2013     1,800,000    1,872,000
UDR, Inc................................................. 5.5000% due 04/01/2014     1,750,000    1,715,345
WCA Waste Corp........................................... 9.250% due 06/15/2014      1,600,000    1,656,000
O'Charleys, Inc.......................................... 9.000% due 11/01/2013      1,600,000    1,624,000
Highwoods Properites, Inc................................ 5.850% due 03/15/2017      1,700,000    1,600,701
Bon-Ton Stores, Inc./The................................. 10.250% due 03/15/2014     1,805,000    1,579,375
Denny's Corp./Denny's Holdings, Inc...................... 10.000% due 10/01/2012     1,425,000    1,464,188
Ashton Woods USA LLC/Ashton Woods Finance Co............. 9.500% due 10/01/2015      1,500,000    1,117,500
Forest City Enterprises, Inc............................. 7.625% due 06/01/2015        670,000      658,275
Standard-Pacific Corp.................................... 9.250% due 04/15/2012        835,000      480,125
                                                                                               ------------
   Total Corporate Bonds
     (Cost $62,068,835)..................................                                        48,927,030
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (7.83%)
US Treasury Note......................................... 3.875% due 10/31/2012     18,500,000   18,254,302
US Treasury Bond......................................... 4.75% due 08/15/2017       6,000,000    6,129,372
Government National Mortgage Association................. 5.916% due 01/16/2047      3,782,984    3,535,726(e)
Government National Mortgage Association................. 5.048% due 01/16/2045      2,511,747    2,112,267(e)
Government National Mortgage Association................. 5.374% due 09/16/2044      2,280,843    2,040,137(e)
Government National Mortgage Association................. 5.473% due 03/16/2046      1,866,683    1,619,093(e)
Government National Mortgage Association................. 5.139% due 11/16/2045      1,855,871    1,539,212(e)
Government National Mortgage Association................. 5.563% due 03/16/2044      1,214,323    1,075,296(e)
Government National Mortgage Association................. 5.327% due 01/16/2044        607,445      514,352(e)
                                                                                               ------------
   Total United States Government Agencies & Obligations
     (Cost $37,550,424)..................................                                        36,819,757
                                                                                               ------------
MONEY MARKET FUND (0.43%)
J.P. Morgan US Treasury Plus Money Market Fund
  (Cost $2,035,431)......................................                            2,035,431    2,035,431
                                                                                               ------------
TOTAL SECURITIES (99.59%)
  (Cost $514,532,489)(c).................................                                       468,286,410
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES (0.41%).................                                         1,908,726
                                                                                               ------------
NET ASSETS (100.00%).....................................                                      $470,195,136
                                                                                               ============

(a) See Note B to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2007 was $313,643,521 or 66.70% of net assets. See Note B5.

(c) The cost for federal income tax purposes was $497,357,159. At October 31, 2007 net unrealized depreciation for all securities based on tax cost was $29,070,749. This consisted of aggregate gross unrealized appreciation for all securities of $16,571,286 and aggregate gross unrealized depreciation for all securities of $45,642,035.

(d) Illiquid security.

(e) Fair valued security. At October 31, 2007 fair valued securities represented 44.9% of the Master Fund's net assets. The value of such securities was determined primarly by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

Swap agreements outstanding at October 31, 2007:

                                              Notional  Unrealized Appreciation
Type                                           Amount       (Depreciation)
----                                         ---------- -----------------------
Pay a fixed rate equal to 4.915% and
  receive a variable rate based on 3 Month
  USD-LIBOR Counterparty: Deutsche Bank
  Effective date 03/17/05, Exp. 03/17/15.... 10,000,000          56,351
Pay a fixed rate equal to 4.883% and
  receive a variable rate based on 3 Month
  USD-LIBOR Counterparty: Deutsche Bank
  Effective date 12/29/05, Exp. 12/29/15.... 20,000,000         (48,906)
                                                               --------
Total.......................................                   $  7,445
                                                               ========

                      See Notes to Financial Statements.

CLARION MASTER VALUE, LLC
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2007

The credit ratings of the Fund's investments are summarized below.

Summary of Rating - October 31, 2007 (unaudited)

                                                       Percentage of Net Assets by Rating
                                ---------------------------------------------------------------------------------
Issuer                           AAA  AA+ to AA- A+ to A- BBB+ to BBB- BB+ to BB- B+ to B- CCC+ TO CCC-  D    NR
------                          ----- ---------- -------- ------------ ---------- -------- ------------ ---- ----
Commercial Mortgage- Backed
  Securities
   American Home Mortgage
     Assets....................    --    0.56        --         --          --        --        --        --   --  0.56
   Ansonia CDO Ltd.............    --    0.99      1.39       0.61          --        --        --        --   --  2.99
   Banc of America Commercial
     Mortgage, Inc.............    --    1.97        --       4.85          --        --        --        --   --  6.82
   Bear Stearns Commercial
     Mortgage Securities.......    --      --                 0.34        0.63        --        --        --   --  0.97
   Chase Commercial Mortgage
     Securities Corp...........    --      --      0.43       2.31          --        --        --        --   --  2.74
   Citigroup\Deutsche Bank
     Commercial Mortgage Trust.  1.88      --        --         --          --        --        --        --   --  1.88
   Commercial Mortgage
     Acceptance Corp...........    --      --      1.04         --          --        --        --        --   --  1.04
   Commercial Mortgage
     Pass-Through Certificates.    --      --        --       0.47          --        --        --        --   --  0.47
   Credit Suisse Mortgage
     Capital Certificates......    --      --        --       0.10        1.39        --        --        --   --  1.49
   Crown Castle Towers LLC.....    --      --        --       0.61          --        --        --        --   --  0.61
   CS First Boston Mortgage
     Securities Corp...........    --      --        --       5.53        5.34        --        --        --   -- 10.87
   DLJ Commercial Mortgage
     Corp......................    --      --        --       2.20          --      1.39        --        --   --  3.59
   DR Structure Finance Corp...    --      --        --         --          --        --        --      0.05 0.75  0.80
   First Union National Bank
     Commercial Mortgage Corp..    --      --      0.32         --          --        --        --        --   --  0.32
   GE Capital Commercial
     Mortgage Corp.............  2.09    1.09        --       2.00          --        --        --        --   --  5.18
   Greenwich Capital
     Commercial Funding Corp...  0.87      --        --         --          --        --        --        --   --  0.87
   GS Mortgage Securities
     Corp. II..................  3.11    0.71        --       0.63        3.41        --        --        --   --  7.86
   J.P. Morgan Chase
     Commercial Mortgage
     Securities Corp...........  2.52      --        --       3.78        3.91        --        --        --   -- 10.21
   LB UBS Commercial Mortgage
     Trust.....................    --    0.51        --       1.65        1.88        --        --        --   --  4.04
   Lehman Brothers Floating
     Rate Commercial Mortgage
     Trust.....................    --      --        --       0.24          --        --        --        --   --  0.24
   Merrill Lynch Mortgage
     Trust.....................    --      --        --       1.52        1.03        --        --        --   --  2.55
   Morgan Stanley Capital I....    --      --        --       0.29          --        --        --        --   --  0.29
   Mortgage Capital Funding....    --      --      0.69       0.84          --        --        --        --   --  1.53
   Wachovia Bank Commercial
     Mortgage Trust............    --    0.52        --       3.98        5.45        --        --        --   --  9.95
   Washington Mutual
     Alternative Mortgage
     Pass- Through
     Certificates..............  2.14    0.91        --         --          --        --        --        --   --  3.05
                                -----    ----      ----      -----       -----      ----        --      ---- ---- -----
                                12.61    7.26      3.87      31.95       23.04      1.39        --      0.05 0.75 80.92
                                -----    ----      ----      -----       -----      ----        --      ---- ---- -----
Corporate Bonds................  0.69      --        --       1.29        4.60      3.83        --        --   -- 10.41
U.S. Gov't Agency &
  Obligations..................  7.83      --        --         --          --        --        --        --   --  7.83
Money Market Fund..............  0.43      --        --         --          --        --        --                 0.43
                                -----    ----      ----      -----       -----      ----        --      ---- ---- -----
                                21.56    7.26      3.87      33.24       27.64      5.22        --      0.05 0.75 99.59
                                =====    ====      ====      =====       =====      ====        ==      ==== ==== =====

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

Assets
   Investments, at Value (Cost $514,532,489)...................... $468,286,410
   Subscription Receivable........................................   50,000,000
   Interest Receivable............................................    3,017,339
   Due from Broker................................................      823,000
   Receivable for Securities Sold.................................      290,000
   Net Unrealized Appreciation on Swap Agreements.................        7,445
                                                                   ------------
       Total Assets...............................................  522,424,194
                                                                   ------------
Liabilities
   Payable for Securities Purchased...............................   40,328,749
   Redemption Payable.............................................   11,000,000
   Cash Distribution Payable......................................      633,885
   Accrued Legal Fees.............................................       75,710
   Accrued Administrative Fees - Note D...........................       74,192
   Accrued Audit Fees.............................................       70,229
   Accrued Custodian Fees - Note D................................       16,460
   Other Accrued Expenses.........................................       29,833
                                                                   ------------
       Total Liabilities..........................................   52,229,058
                                                                   ------------
Net Assets........................................................ $470,195,136
                                                                   ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2007

Investment Income
   Interest...................................................... $ 31,325,797
                                                                  ------------
Expenses
   Administrative Fees - Note D..................................      209,616
   Legal Fees....................................................      185,435
   Insurance Fees................................................      124,287
   Audit Fees....................................................      115,199
   Custodian Fees - Note D.......................................       44,646
   Directors' Fees...............................................       20,779
   Other.........................................................       39,290
                                                                  ------------
       Total Expenses............................................      739,252
                                                                  ------------
Net Investment Income............................................   30,586,545
                                                                  ------------
Realized and Unrealized Gain on Investments and Swaps:
   Net Realized Gain on:
   Investments...................................................      738,116
   Swaps.........................................................      343,977
                                                                  ------------
       Net Realized Gain on Investments and Swaps................    1,082,093
                                                                  ------------
Net Change in Unrealized Depreciation on:
   Investments...................................................  (55,882,918)
   Swaps.........................................................     (230,250)
                                                                  ------------
       Net Change in Unrealized Depreciation on Investments
         and Swaps...............................................  (56,113,168)
                                                                  ------------
Net Loss on Investments and Swaps................................  (55,031,075)
                                                                  ------------
Net Decrease in Net Assets Resulting from Operations............. $(24,444,530)
                                                                  ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended       Year Ended
                                             October 31, 2007 October 31, 2006
                                             ---------------- ----------------
Increase (Decrease) in Net Assets
  Resulting from Operations:
   Net Investment Income....................  $  30,586,545    $  38,965,549
   Net Realized Gain on Investments and
     Swaps..................................      1,082,093        1,309,949
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Swaps..................    (56,113,168)       1,803,348
                                              -------------    -------------
       Net Increase (Decrease) in Net
         Assets Resulting from
         Operations.........................    (24,444,530)      42,078,846
                                              -------------    -------------
Contributions/Withdrawals:
   Contributions............................    121,973,387       81,092,454
   Withdrawals..............................   (106,584,285)    (194,330,823)
                                              -------------    -------------
       Net Contributions/Withdrawals........     15,389,102     (113,238,369)
                                              -------------    -------------
   Total Decrease in Net Assets.............     (9,055,428)     (71,159,523)
                                              -------------    -------------
Net Assets:
   Beginning of Year........................    479,250,564      550,410,087
                                              -------------    -------------
   End of Year..............................  $ 470,195,136    $ 479,250,564
                                              =============    =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2007

Cash Flows from Operating Activities:
   Net Decrease in Net Assets Resulting from Operations........ $ (24,444,530)
   Adjustments to Reconcile Net Decrease in Net Assets
     Resulting from Operations to Net Cash Provided by
     Operating Activities:
       Cost of Securities Purchased............................  (536,896,564)
       Proceeds from Sale of Securities........................   486,612,300
       Adjustment to Cost of Interest Only Securities..........        52,719
       Net Amortization of Premium and Accretion of
         Discount..............................................    (3,527,339)
       Net Interest Received on Swaps..........................       249,254
       Net Paydown Loss on Securities..........................     3,749,648
       Net Change in Unrealized Depreciation on
         Investments and Swaps.................................    56,113,168
       Net Realized Gain on Investments........................      (738,116)
       Net Realized Gain on Swaps..............................      (343,977)
   Net Change in Operating Assets and Liabilities:
       Decrease in Interest Receivable.........................       925,453
       Increase in Receivable for Securities Sold..............      (290,000)
       Increase in Due from Broker.............................      (823,000)
       Increase in Payable for Securities Purchased............    39,782,001
       Decrease in Cash Distribution Payable...................      (108,147)
       Increase in Legal Fees..................................        65,710
       Increase in Administrative Fees.........................        38,615
       Decrease in Audit Fees..................................        (5,271)
       Increase in Custodian Fees..............................         8,778
       Increase in Accrued Expenses............................         8,671
                                                                -------------
          Net Cash Provided by Operating Activities............    20,429,373
                                                                -------------
Cash Flows from Financing Activities:
   Contributions (Net of Subscription Receivable)..............    71,973,387
   Withdrawals (Net of Redemption Payable).....................   (95,584,285)
                                                                -------------
          Net Cash Used in Financing Activities................   (23,610,898)
                                                                -------------
Net Decrease in Cash...........................................    (3,181,525)
Cash at Beginning of Year......................................     3,181,525
                                                                -------------
Cash at End of Year............................................ $          --
                                                                =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                  Year        Year        Year        Year        Year
                                                  Ended       Ended       Ended       Ended       Ended
                                               October 31, October 31, October 31, October 31, October 31,
                                                  2007        2006        2005        2004        2003
                                               ----------- ----------- ----------- ----------- -----------
Total Investment Return
   Net Asset Value (1)........................     (5.61)%      7.95%       7.34%      15.67%       6.65%
                                                --------    --------    --------    --------    --------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)......  $470,195    $479,251    $550,410    $339,587    $341,238
   Ratio of Expenses to Average Net Assets....      0.17%       0.13%       0.12%       0.09%       0.11%
   Ratio of Net Investment Income to Average
     Net Assets...............................      7.02%       7.36%       9.09%       8.71%       8.97%
   Portfolio Turnover Rate....................       104%         70%         76%         87%         57%
                                                --------    --------    --------    --------    --------

(1) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.

                      See Notes to Financial Statements.

                        CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2007

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

   2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2007.

   4. Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

                        CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

B. Summary of Significant Accounting Policies (continued):

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

   5. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   6. Secured Borrowings and Collateral: The Master Fund currently has posted collateral with counterparties as a result of the interest rate swaps that the Master Fund has entered into. The Master Fund records this collateral on the statement of assets and liabilities within due from broker. As of October 31, 2007, the collateral posted with counterparties is $823,000. Conversely, at times the Master Fund may also hold pledged collateral in the form of U.S. Treasury bills posted with the Master Fund as a result of interest rate swap transactions. The Master Fund has the right to re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of October 31, 2007 the Master Fund did not hold any pledged collateral.

   7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the year ended October 31, 2007 the Master Fund made purchases of $258,900,862 and sales of $231,519,559 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $275,209,990 and sales of $252,815,441 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At October 31, 2007, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 85.5%, 10.3% and 4.2% of the net assets of the Master Fund, respectively.

H. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

                        CLARION VALUE FUND MASTER, LLC
                             DIRECTORS (Unaudited)

Unless otherwise noted, the address of all Directors is c/o Clarion Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

                                                                                        Number of
                                       Term of Office and                           Portfolios in Fund
                       Position(s)       Length of Time     Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name                  Held with Fund         Served           During Past 5 Years      by Director           by Director
----                  -------------- ---------------------- ----------------------- ------------------ ------------------------
S. Leland Dill           Director    Director since May     Advisory Board                  3            Clarion Value Fund,
                                     2006 (with prior       Member Hedgeforum,                           Inc.; Clarion Total
                                     service as an Advisory Citicorp Hedge Fund                          Return Fund
                                     Director from          Portfolios, Trustee for
                                     November 2005 to       Phoenix Funds,
                                     May 2006)              Trustee for D.W.S.
                                                            Scudder Funds

Steven N. Fayne          Director    Director since June    Managing Director,              3            Clarion Value Fund,
                                     2002.                  Citigroup; formally                          Inc.; Clarion Total
                                                            Managing Director,                           Return Fund
                                                            Capmark Finance
                                                            Inc.; formerly,
                                                            Managing Director,
                                                            ARCS Affordable
                                                            Housing

I. Trevor Rozowsky **    Director    Director since June    CFO/CCO Lydian                  3            Clarion Value Fund,
                                     2002.                  Trust Company; CEO,                          Inc.; Clarion Total
                                                            Lydian Mortgage                              Return Fund
                                                            Company

James Webb               Director    Director since May     Independent                     3            Clarion Value Fund,
                                     2006 (with prior       consultant to hedge                          Inc.; Clarion Total
                                     service as an Advisory funds; formerly,                             Return Fund; Rubicon
                                     Director from          Founder principal of                         Master Fund; Rubicon
                                     November 2005 to       GlobeOp Financial                            Quantitative
                                     May 2006)              Services, LLC                                Strategies Master
                                                                                                         Fund; GSA Capital
                                                                                                         International Master
                                                                                                         Fund, Ltd.; GSA
                                                                                                         Capital Macro Master
                                                                                                         Fund Ltd.; GSA
                                                                                                         Capital GMN Master
                                                                                                         Fund Limited

*  Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
   Act.

** Effective November 21, 2007, Mr. Rozowsky resigned as a Director of the Fund.

Interested Directors*

                                                                                          Number of
                                          Term of Office and                          Portfolios in Fund
                          Position(s)       Length of Time    Principal Occupation(s)  Complex Overseen  Other Directorships Held
Name                     Held with Fund         Served          During Past 5 Years      by Director           by Director
----                   ------------------ ------------------- ----------------------- ------------------ ------------------------
Frank L. Sullivan, Jr. Chairman of the    Director since July   Managing Director,            2            Clarion Value Fund,
                       Board              1997                  ING Clarion                                Inc.
                                                                Partners, LLC

Daniel Heflin          President, CEO and Director since July   President and CEO,            3            Clarion Value Fund,
                       Director           1997                  ING Clarion                                Inc.; Clarion Total
                                                                Capital, LLC                               Return Fund; ING
                                                                                                           Clarion Capital,
                                                                                                           LLC

* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Additional information about the Directors is available in the Fund's Statement of Additional Information dated February 28, 2007, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

                        CLARION VALUE FUND MASTER, LLC
                             OFFICERS (Unaudited)

Officers

                  Position(s) Held
Name                 with Fund      Principal Occupation(s) During Past 5 Years
----             ------------------ -------------------------------------------
Daniel Heflin    President, CEO and President and CEO, ING Clarion Capital, LLC
                 Director

Stephen Baines   Vice President     Chief Investment Officer, ING Clarion
                                    Capital, LLC

Jerry Chang      Chief Compliance   Chief Financial Officer, ING Clarion
                 Officer            Capital;, LLC; formerly, Vice President,
                                    Strategic Value Partners, LLC

Joanne M. Vitale Vice President     Director, ING Clarion Partners, LLC;
                                    formerly, Senior Vice President, ING
                                    Clarion Partners, LLC; Vice President, ING
                                    Clarion Partners, LLC

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as exhibit 12(a)(1).

    (2) N/A

    (3) N/A

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors ("Board") has determined that the registrant has at least one Audit Committee Financial Expert ("ACFE") serving on the registrant's Audit Committee. The Board determined that I. Trevor Rozowsky qualifies as ACFE and is "independent" (as each item defined in Item 3 of Form N-CSR.*

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

* Effective November 21, 2007, Mr. Rozowsky resigned as Director of the registrant. S. Leland Dill serves as Audit Committee Chair and Financial Expert.

Item 4. Principal Accountant Fees and Services.

(a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

                                 2007: $25,000
                                 2006: $33,700

(b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                 2007: $0
                                 2006: $0

(c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                 2007: $7,000
                                 2006: $6,325

(d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                 2007: $0
                                 2006: $0

(e). Audit Committee Pre-Approval Policies and Procedures.

   (i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

   (ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f). The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g). The aggregate non-audit fees billed by the Principal's accountant for services rendered to the registrant, the registrant's adviser or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly impacted the registrant for the period from November 1, 2006 to October 31, 2007 were $0.

(h). There were no non-audit services rendered by the principal accountant to the registrant's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

   (a) The Clarion Value Fund, Inc. has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of one independent trustee. The sole audit committee member is I. Trevor Rozowsky.*

   (b) Not applicable.

* Effective November 21, 2007, Mr. Rozowsky resigned as Director of the registrant. S. Leland Dill currently serves as Audit the Committee Chair and Financial Expert.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant's disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 ("SOX") are attached as Exhibit 99.CERT.

(b) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By:    /s/ Daniel Heflin
       ------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive
       Officer

Date:  January 8, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Daniel Heflin
       ------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive
       Officer

Date:  January 8, 2008

By:    /s/ Jerry Chang
       ------------------------------
Name:  Jerry Chang
Title: Principal/Chief Financial
       Officer

Date:  January 8, 2008